Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Income / (Loss) Before Provision

The components of income / (loss) before provision for / (benefit from) income taxes are:

	Years ended December 31,
	2024	2023
Domestic	$(7,232)	$(11,770)
Foreign	-	64
Loss before Income taxes	$(7,232)	$(11,706)

Schedule of Effective Income Tax Rate

A reconciliation of the Company’s effective income tax rate to the U.S. statutory federal income tax rate of 21% for the years ended December 31, 2024 and 2023 is as follows:

	Years ended December 31,
	2024	2023
Net loss before tax	$(7,232)	$(11,706)
Statutory U.S. federal tax rate	21%	21%
Tax computed at federal statutory rate	(1,519)	(2,458)
State income taxes, net of federal benefit and tax credits	(606)	(825)
Federal research and development credit	(290)	(297)
Permanent differences	(98)	40
Change in valuation allowance	2,513	3,540
Income tax expense	$-	$-

Schedule of Net Deferred Tax Assets and Liabilities

Significant components of the Company’s net deferred tax assets and liabilities as of December 31, 2024 and 2023 are as follows:

	Years ended December 31,
	2024	2023 (As Restated)
Deferred tax assets:
Operating loss carryforwards	$23,229	$21,135
Tax credits	2,478	2,054
Stock-based compensation	2,691	2,154
Capitalized research expenses	2,547	3,183
Depreciation and amortization	1,823	539
Lease liability	124	279
Accrued expenses	314	333
Other	181	-
Deferred tax assets	33,387	29,677
Less: Valuation allowance	(33,274)	(29,414)
Total deferred tax assets	$113	$263

Deferred tax liabilities:
Right-of-use asset	$(113)	$(263)
Net deferred income taxes	$-	$-